CERTIFICATE

      The  undersigned, Controller of SMITH BARNEY
ADJUSTABLE RATE GOVERNMENT INCOME FUND (the "Trust"), hereby certifies that the Trust has received full payment, in accordance with the provisions of its Prospectus, for 15,827,814 shares of beneficial interest, par value $0.001 per share, the sales of which are reported in the Fund's Rule 24f-2 Notice covering the fiscal year ended May 31, 1997 and that the facts otherwise stated in such Notice are true.


                                   Thomas M. Reynolds
                                   Controller

Dated:         July 11, 1997